Intangible Assets and Goodwill - Changes in Net Book Value of Intangible Assets and Goodwill (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance	$ 1,340,149	$ 3,860,916
Additions	7,503
Additions		73,963
Disposals	(1,608)	(12,189)
Amortization	(37,473)	(40,577)
Impairment	(44,942)	(2,544,144)
Foreign currency translation	(8,444)	2,180
Net book value, ending balance	1,255,185	1,340,149
Brand
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance	146,699	148,399
Additions	0
Additions		0
Disposals	0	0
Amortization	0	0
Impairment	0	(1,700)
Foreign currency translation	0	0
Net book value, ending balance	146,699	146,699
Permits and licenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance	26,684	170,703
Additions	0
Additions		0
Disposals	0	0
Amortization	0	0
Impairment	0	(143,414)
Foreign currency translation	(789)	(605)
Net book value, ending balance	25,895	26,684
Intangible assets other than goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance	412,267	688,366
Additions	7,503
Additions		36,335
Disposals	(1,608)	(12,189)
Amortization	(37,473)	(40,577)
Impairment	(11,185)	(259,063)
Foreign currency translation	(2,056)	(605)
Net book value, ending balance	367,448	412,267
Customer relationships and distribution network
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance	71,395	71,568
Additions	480
Additions		18,529
Disposals	(14)	0
Amortization	(13,911)	(14,499)
Impairment	(7,408)	(4,203)
Foreign currency translation	(1,267)	0
Net book value, ending balance	49,275	71,395
Permits and licenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance	81,615	209,328
Additions	181
Additions		493
Disposals	(1,594)	(12,189)
Amortization	(4,916)	(10,672)
Impairment	0	(105,345)
Foreign currency translation	0	0
Net book value, ending balance	75,286	81,615
Patents
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance	1,418	1,602
Additions	0
Additions		0
Disposals	0	0
Amortization	(182)	(184)
Impairment	0	0
Foreign currency translation	0	0
Net book value, ending balance	1,236	1,418
Intellectual property and know-how
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance	52,791	70,114
Additions	0
Additions		0
Disposals	0	0
Amortization	(12,280)	(12,922)
Impairment	0	(4,401)
Foreign currency translation	0	0
Net book value, ending balance	40,511	52,791
Software
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance	31,665	16,652
Additions	6,842
Additions		17,313
Disposals	0	0
Amortization	(6,184)	(2,300)
Impairment	(3,777)	0
Foreign currency translation	0	0
Net book value, ending balance	28,546	31,665
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance	927,882	3,172,550
Additions	0
Additions		37,628
Disposals	0	0
Amortization	0	0
Impairment	(33,757)
Impairment, goodwill		(2,285,081)
Foreign currency translation	(6,388)	2,785
Net book value, ending balance	$ 887,737	927,882
Reliva, LLC (“Reliva”) | Customer relationships and distribution network
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions		13,500
Reliva, LLC (“Reliva”) | Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions		37,600
Acquisition of intangible assets | Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions		$ 5,000